Consolidated balance sheets - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 500,446	R$ 2,154,687
Amounts due from financial institutions	2,051,862	502,369
Compulsory deposits at Central Bank of Brazil	2,399,488	1,709,729
Loans and advances to customers	17,216,362	8,790,058
Securities	33,406,040	19,515,659
Derivative financial assets	86,948	27,513
Non-current assets held-for-sale	129,793	119,929
Equity accounted investees	82,445	0
Property and equipment	163,475	137,846
Intangible assets	430,504	224,516
Deferred tax assets	695,525	206,018
Other assets	792,735	518,681
Total assets	36,626,337	19,921,613
Liabilities
Liabilities with financial and similar institutions	5,341,464	1,756,913
Liabilities with customers	18,333,543	12,436,632
Securities issued	3,572,093	1,729,436
Derivative financial liabilities	66,545	56,758
Borrowing and onlending	25,071	27,405
Income tax and social contribution	41,764	9,947
Other tax liabilities	36,642	20,324
Tax liabilities	78,406	30,271
Provisions	52,848	23,637
Deferred tax liabilities	89,235	60,926
Other liabilities	617,349	475,420
Total Liabilities	28,176,554	16,597,398
Equity
Share capital	13	3,216,455
Reserves	2,728,396	150,709
Other comprehensive income reserve	(72,284)	25,991
Parent Company net investment		117,521
Equity attributable to owners of the Company	2,656,125	3,275,634
Non-controlling interest	5,793,659	48,581
Total equity	8,449,784	3,324,215
Total liabilities and equity	36,626,337	19,921,613
Securities [Member]
Assets
Securities	12,757,687	5,812,622
Gross value of loans and advances to customers
Assets
Loans and advances to customers	16,535,429	8,507,703
Property and equipment	187,074	153,800
Intangible assets	529,722	275,255
Provision for expected loss.
Assets
Loans and advances to customers	R$ (680,932)	R$ (282,355)